Note 4 - Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of detailed information of trade and other receivables [text block]
		2018	2017	2016

Product sales	United States dollar	$713,744	$493,925	$292,849
Product sales	Singapore dollar	273,815	-	-
Loss allowance		(40,615)	-	-
		$946,944	$493,925	$292,849